Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses	$ 82,115	$ 58,376
Share-based compensation expense	10,798	13,119
Accrued expenses	2,787	2,264
Property and equipment and internal use software	515	461
Contract liabilities	1,705	2,852
Interest expense	14,999	12,220
Tax credits	4,518	488
Deferred revenue	814	989
Intangible assets	12,961	10,754
Intangible assets (indefinite life)	816	963
Other	3,522	4,185
Valuation allowance	(112,146)	(90,010)	$ (83,218)
Total deferred tax assets	23,404	16,661
Deferred tax liabilities:
Intangible assets	(19,762)	(11,243)
Intangible assets (indefinite life)	(1,953)	(1,955)
Beneficial conversion feature	0	(2,945)
Other	(1,929)	(1,007)
Total deferred tax liabilities	(23,644)	(17,150)
Net deferred tax liability	$ (240)	$ (489)